Related party balances and transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2025 USD ($)	May 31, 2025	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Related party balances and transactions
Amount of transaction			$ 7,007
Additional period		8 years
Interest rate					5.00%
Acquisition of software license rights | Financial support to related parties
Related party balances and transactions
Amount of transaction	$ 6,880			$ 27,413	$ 0	$ 0	$ 21,020	¥ 150,000
Interest rate	4.06%			4.20%
Xingji Meizu | Related Party
Related party balances and transactions
Additional period		8 years